Fees Summary	Jul. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,450,000
Previously Paid Amount	0
Total Fee Amount	1,753.00
Total Offset Amount	0
Net Fee	$ 1,753.00